Share-based Awards (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Compensation Expense Recognized for Share-based Awards

Compensation expense recognized for share-based awards was as follow:

	Years ended December 31,
Share-based compensation expenses (In thousands)	2019	2020	2021
—Restricted Shares (a)	169	—	5,573
—Share options(b)	—	50,607	3,184
Total	169	50,607	8,757

Summary of Restricted Shares Activity

A summary of the Restricted Shares activity for the years ended December 31, 2019, 2020 and 2021 is presented below:

(Number of shares)	Number of Restricted Shares
Outstanding as of January 1, 2019	3,702,222
Vested	(3,702,222)
Outstanding as of December 31, 2019, 2020	—
Granted	6,261,100
Forfeited	(345,000)
Vested	(3,000,000)
Outstanding as of December 31, 2021	2,916,100

Summary of Changes in Share Options Granted by the Company

A summary of the changes in the share options granted by the Company during the year ended December 31, 2019, 2020 and 2021 is as follows:

	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2019	12,187,420	$0.51	$37,604,315
Granted	5,414,300	$0.54	$15,919,687
Forfeited	(205,980)	$0.50	$(572,154)
Outstanding as of December 31, 2019	17,395,740	$0.52	$52,951,848
Exercisable as of December 31, 2019	—	—	—
Granted	6,163,017	$0.55	$7,668,544
Forfeited	(683,280)	$0.67	$(1,733,224)
Exercised	(576,720)	$0.50	$(1,804,198)
Outstanding as of December 31, 2020	22,298,757	$0.54	$57,082,970
Exercisable as of December 31, 2020	—	$—	$—
Granted	820,000	$0.68	$171,820
Forfeited	(1,973,636)	$0.56	$(3,388,792)
Exercised	(1,919,760)	$0.52	$(5,939,067)
Outstanding as of December 31, 2021	19,225,361	$0.54	$47,926,931
Exercisable as of December 31, 2021	13,478,069	$0.55	$38,703,590

Assumptions used to Determine Fair Value of Share Options Granted

The Group calculated the estimated fair value of an options on the grant date using the binomial option pricing model with assistance from an independent valuation firm. Assumptions used to determine the fair value of share options granted during the year ended December 31, 2019, 2020 and 2021 is summarized in the following table:

	Years ended December 31,
(In thousands)	2019	2020	2021
Risk-free interest rate(i)	1.53%	0.33%-0.88%	1.22%-1.52%
Expected dividend yield(ii)	0.00%	0.00%	0.00%
Expected volatility(iii)	36.88%	37.94%-40.07%	35.01%-36.00%
Grant date fair value	$3.48	$0.98-$1.93	$0.06-$0.65

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.
(iii)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.